Annual Total Returns[BarChart] - UltraShort Mid-Cap ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(21.08%)	(34.39%)	(48.10%)	(22.56%)	(5.01%)	(37.03%)	(27.33%)	21.21%	(38.37%)	(53.90%)